Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2024
Debt instruments held [abstract]
Debt Instruments at Amortized Cost
12.
Debt Instruments at Amortized Cost

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Retail Treasury Bonds	340	440
Fixed Rate Treasury Notes, or FXTN	55	55
BDO Asean Bonds	—	100
	395	595
Less: Current portion of debt instrument at amortized cost (Note 27)	25	200
Noncurrent portion of debt instrument at amortized cost (Note 27)	370	395

Retail Treasury Bonds

On March 9, 2021, Smart purchased at par a three-year Retail Treasury Bond Tranche 25 with face value of Php100 million which matured on March 9, 2024. The bond had a gross coupon rate of 2.375% payable on a quarterly basis. Interest income, net of withholding tax, recognized on this investment amounted to Php475 thousand for the year ended
December 31, 2024 and Php1.9 million each for the years ended December 31, 2023 and 2022. The carrying value of this investment amounted to nil and Php100 million as at December 31, 2024 and 2023, respectively.

On December 2, 2021, PLDT and Smart purchased at par a 5.5-year Retail Treasury Bond Tranche 26 with face value of Php300 million maturing on June 2, 2027. The bond has a gross coupon rate of 4.6250% payable on a quarterly basis. Interest income, net of withholding tax, recognized on this investment amounted to Php11.1 million for the years ended December 31, 2024, 2023 and 2022. The carrying value of this investment amounted to Php300 million as at
December 31, 2024 and 2023.

On March 4, 2022, PLDT and Smart purchased at par a five-year Retail Treasury Bond Tranche 27 with face value of
Php40 million maturing on March 4, 2027. The bond has a gross coupon rate of 4.8750% payable on a quarterly basis. Interest income, net of withholding tax, recognized on this investment amounted to Php1.6 million for the years ended December 31, 2024 and 2023 and Php1.3 million for the year ended December 31, 2022. The carrying value of this investment amounted to Php40 million as at December 31, 2024 and 2023.

FXTN

On June 3, 2022, Smart purchased at a discount a three-year FXTN 03-27 with face value of Php25 million maturing on
April 7, 2025. The bond has a gross coupon rate of 4.25% payable on a semi-annual basis. Interest income, net of withholding tax, recognized on this investment amounted to Php850 thousand each for the years ended December 31, 2024 and 2023 and Php760 thousand for the year ended December 31, 2022. The carrying value of this investment amounted to Php25 million as at December 31, 2024 and 2023.

On June 16, 2022, Smart purchased at a premium a seven-year FXTN 07-67 with face value of Php10 million maturing on May 19, 2029. The bond has a gross coupon rate of 6.5% payable on a semi-annual basis. Interest income, net of withholding tax, recognized on this investment amounted to Php520 thousand each for the years ended December 31, 2024 and 2023 and Php361 thousand for the year ended December 31, 2022. The carrying value of this investment amounted to Php10 million as at December 31, 2024 and 2023.

On July 7, 2022, PLDT and Smart purchased at a premium a four-year FXTN 07-62 with face value of Php20 million maturing on February 14, 2026. The bond has a gross coupon rate of 6.25% payable on a semi-annual basis. Interest income, net of withholding tax, recognized on this investment amounted to Php1.0 million each for the years ended December 31, 2024 and 2023 and Php1.4 million for the year ended December 31, 2022. The carrying value of this investment amounted to Php20 million as at December 31, 2024 and 2023.

BDO ASEAN Sustainable Bond

On January 28, 2022, PLDT and Smart purchased at par a two-year BDO Fixed Rate ASEAN Sustainability Bond Due 2024 with face value of Php100 million which subsequently matured on January 28, 2024. The bond has a gross coupon rate of 2.90% payable on a quarterly basis. Interest income, net of withholding tax, recognized on this investment amounted to Php83 thousand, Php2.2 million and Php2.1 million for the years ended December 31, 2024, 2023 and 2022, respectively. The carrying value of this investment amounted to nil and Php100 million as at December 31, 2024 and 2023, respectively.